Investment In Affiliates - Navios Containers (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2015 USD ($)	Mar. 13, 2018 USD ($) $ / shares shares	Apr. 09, 2019	Jun. 08, 2017 USD ($) $ / shares shares	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 03, 2018 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Investment in affiliates								$ 66,296	$ 52,122
Investment income								$ 4,408	$ 3,277	$ 541
Number of units received | shares								169,054,258	147,797,720
Common units outstanding | shares								169,054,258	147,797,720
Investment income / (loss)								$ 3,957	$ 866	0
Formation of Navios Containers									17,323
Distribution of Navios Containers’ shares								4,243	0	0
Equity Method Investment, Other than Temporary Impairment								$ 560	0	$ 0
Navios Holdings
Common units outstanding | shares								31,053,233
Ownership percentage of Navios Holdings			20.40%					20.00%
Navios Holdings
Proceeds from Issuance of Private Placement	$ 14,967
Navios Containers
Investment in affiliates								$ 65,096	50,922
Common units outstanding | shares								11,592,276
Market value of the investment								$ 32,806	57,566
Distribution of Navios Containers’ shares								4,243
Limited Partners Capital Account Distribution Shares | shares							855,001
Equity Method Investment, Other than Temporary Impairment								$ 560
Percentage of partners' capital							2.50%
Ownership percentage					39.90%			33.50%
Navios Containers | Navios Holdings
Sale of Stock, Percentage of Ownership after Transaction								3.70%
Common units outstanding | shares								1,263,276
Private Placement | Navios Containers
Proceeds from Issuance of Private Placement		$ 30,000		$ 50,288	$ 50,000	$ 50,000
Number of shares sold in Private Placement | shares		5,454,546		10,057,645	10,000,000	9,090,909
Sale of Stock, Price Per Share | $ / shares		$ 5.5		$ 5	$ 5	$ 5.5
Private Placement | Navios Holdings | Navios Containers
Formation of Navios Containers				$ 5,000
Private Placement | Navios Containers
Payments to acquire investments		$ 14,460		$ 30,000	$ 10,000	$ 10,000
Number of units received | shares		2,629,095		6,000,000	2,000,000	1,818,182
Sale of Stock, Percentage of Ownership after Transaction				59.70%
Private Placement | Navios Containers | Navios Holdings
Payments to acquire investments		$ 500		$ 5,000
Number of units received | shares		90,909		1,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				9.90%
Warrants | Navios Containers
Ownership percentage upon the exercise of warrants				6.80%	6.80%	6.80%
Warrants, Expected term		5 years		5 years	5 years	5 years
Number of warrants received		370,909
Warrants | Navios Containers | Navios Holdings
Ownership percentage upon the exercise of warrants				1.70%
Warrants, Expected term		5 years		5 years
Number of warrants received		9,273
With caption "Equity in net earnings of affiliated companies" | Navios Containers
Investment income								$ 3,957	$ 922